SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                 -----------------

                            DWS Growth & Income Fund

The following information replaces "The Fund's Main Investment Strategy" section of the prospectuses.

The fund seeks long-term growth of capital, current income and growth of income. The fund invests at least 65% of total assets in equities, mainly common stocks. Although the fund can invest in companies of any size and from any country, it invests primarily in large US companies. The managers may favor securities from different industries and companies at different times.

The managers use quantitative stock techniques and fundamental equity analysis to evaluate each company's stock price relative to the company's earnings, operating trends, market outlook and other measures of performance potential.

The managers will normally sell a stock when the managers believe its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting the fund's emphasis on or within a given industry.

Securities Lending. The fund may lend its investment securities in an amount up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.



--------------------------------------------------------------------------------

OTHER INVESTMENTS The fund is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). The fund may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market (see "Secondary risks" for more information).

                                                              [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group

January 23, 2007
DGIF-3600

The following information replaces similar disclosure in "The Fund's Performance History" section of the Class A, B, and C prospectus.

Average Annual Total Returns (%) as of 12/31/2005

--------------------------------------------------------------------------------
                                         1 Year        5 Years       10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                     -0.49          -1.62          4.69
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions                           -1.50          -1.94          3.38
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares                                  -1.35*         -1.64*         3.30
--------------------------------------------------------------------------------
Class B (Return before Taxes)              1.63          -1.47          4.51
--------------------------------------------------------------------------------
Class C (Return before Taxes)              4.70          -1.26          4.53
--------------------------------------------------------------------------------
Index 1 (reflects no deductions for
fees, expenses or taxes)                   4.91           0.54          9.07
--------------------------------------------------------------------------------
Index 2 (reflects no deductions for
fees, expenses or taxes)                   6.27           1.07          7.38
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Index (S&P 500) is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: The Russell 1000 Index is an unmanaged capitalization-weighted price-only index composed of the largest capitalized US companies whose common stocks are traded in the United States.

Total returns would have been lower if operating expenses hadn't been reduced.

On January 23, 2007, the Russell 1000 Index will replace the S&P 500 as the fund's benchmark index because the advisor believes that it more accurately reflects the fund's investment strategy.

* Return after Taxes on Distributions and Sale of Fund Shares is higher than other return figures for the same period due to a capital loss occurring upon redemption resulting in an assumed tax deduction for the shareholder.

--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 621-1048 or visit our Web site at www.dws-scudder.com.


                                       2

January 23, 2007
DGIF-3600

The following information replaces similar disclosure in "The Fund's Performance History" section of the Class S prospectus.

Average Annual Total Returns (%) as of 12/31/2005

--------------------------------------------------------------------------------
                                         1 Year        5 Years       10 Years
--------------------------------------------------------------------------------
Class S
--------------------------------------------------------------------------------
  Return before Taxes                      5.92          -0.15          5.67
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions                            4.79          -0.54          4.30
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares                                  5.03*         -0.23*          4.29
--------------------------------------------------------------------------------
Class AARP (Return before Taxes)           5.95          -0.12          5.68
--------------------------------------------------------------------------------
Index 1 (reflects no deductions for
fees, expenses or taxes)                   4.91           0.54          9.07
--------------------------------------------------------------------------------
Index 2 (reflects no deductions for
fees, expenses or taxes)                   6.27           1.07          7.38
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Index (S&P 500) is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: The Russell 1000 Index is an unmanaged capitalization-weighted price-only index composed of the largest capitalized US companies whose common stocks are traded in the United States.

Total returns would have been lower if operating expenses hadn't been reduced.

On January 23, 2007, the Russell 1000 Index will replace the S&P 500 as the fund's benchmark index because the advisor believes that it more accurately reflects the fund's investment strategy.

* Return after Taxes on Distributions and Sale of Fund Shares is higher than other return figures for the same period due to a capital loss occurring upon redemption resulting in an assumed tax deduction for the shareholder.

--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 621-1048 or visit our Web site at www.dws-scudder.com.


                                       3

January 23, 2007
DGIF-3600

The following information replaces similar disclosure in "The Fund's Performance History" section of the Institutional Class prospectus.

Annual Total Returns (%) as of 12/31/2005

--------------------------------------------------------------------------------
                                                   1 Year       Since Inception*
--------------------------------------------------------------------------------
Institutional Class
--------------------------------------------------------------------------------
  Return before Taxes                               6.06              9.34
--------------------------------------------------------------------------------
  Return after Taxes on Distributions               4.91              8.84
--------------------------------------------------------------------------------
  Return after Taxes on Distributions
  and Sale of Fund Shares                           5.14**            7.96
--------------------------------------------------------------------------------
Index 1 (reflects no deductions for fees,
expenses or taxes)                                  4.91             11.72
--------------------------------------------------------------------------------
Index 2 (reflects no deductions for fees,
expenses or taxes)                                  6.27             12.57
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Index (S&P 500) is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: The Russell 1000 Index is an unmanaged capitalization-weighted price-only index composed of the largest capitalized US companies whose common stocks are traded in the United States.

On January 23, 2007, the Russell 1000 Index will replace the S&P 500 as the fund's benchmark index because the advisor believes that it more accurately reflects the fund's investment strategy.

*   Since August 19, 2002. Index comparison begins on August 31, 2002.

** Return after Taxes on Distributions and Sale of Fund Shares is higher than other return figures for the same period due to a capital loss occurring upon redemption resulting in an assumed tax deduction for the shareholder.

--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 621-1048 or visit our Web site at www.dws-scudder.com.


                                       4
January 23, 2007
DGIF-3600

The following information revises similar disclosure for the above fund in "The Portfolio Managers" section of the prospectuses.

The following people handle the day-to-day management of the fund.

  Robert Wang                               Julie Abbett
  Managing Director of Deutsche Asset       Director of Deutsche Asset
  Management and Portfolio Manager of       Management and Portfolio Manager of
  the fund.                                 the fund.
   o Joined Deutsche Asset Management in     o Senior portfolio manager for
     1995 as portfolio manager for asset       Global Quantitative Equity: New
     allocation after 13 years of              York.
     experience of trading fixed income,     o Joined Deutsche Asset Management
     foreign exchange and derivative           in 2000 after four years of
     products at J.P. Morgan.                  combined experience as a
   o Global Head of Quantitative               consultant with equity trading
     Strategies Portfolio Management:          services for BARRA, Inc. and a
     New York.                                 product developer for FactSet
   o Joined the fund in 2007.                  Research.
   o BS, The Wharton School, University      o Joined the fund in 2007.
     of Pennsylvania.                        o BA, University of Connecticut.

  Jin Chen, CFA
  Director of Deutsche Asset Management
  and Portfolio Manager of the fund.
   o Senior portfolio manager for Global
     Strategies: New York.
   o Joined Deutsche Asset Management in
     1999; prior to that, served as
     portfolio manager for Absolute
     Return Strategies and as a
     fundamental equity analyst and
     portfolio manager for Thomas White
     Asset Management.
   o Joined the fund in 2007.
   o BS, Nanjing University; MS,
     Michigan State University.


               Please Retain This Supplement for Future Reference



                                       5
January 23, 2007
DGIF-3600